Note 9 - Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Debt [Table Text Block]
	(in thousands)
	2018	2017
Federal Home Loan Bank borrowings:
Secured note, with interest at 1.52%, due March, 2018	$-	$22,048
Secured note, with interest at 0.0%, due October, 2018	-	100
Secured note, with interest at 2.55%, due March, 2019	1,281	-
Secured note, with interest at 1.72%, due September, 2020	6,000	6,000
Secured note, with interest at 2.90%, due June, 2021	8,000	-
Secured note, with variable interest, at 2.99% at December 31, 2018 and 1.56% at December 31, 2017, due September, 2021	7,000	7,000
Secured note, with interest at 1.86%, due September, 2021	6,000	6,000
Secured note, with interest at 2.94%, due December, 2021	8,000	-
Secured note, with interest at 2.98%, due June, 2022	9,000	-
Secured note, with interest at 1.97%, due September, 2022	6,000	6,000
Zions Bank:
Secured note, with interest at 2.64%, due January, 2019	2,917	-
United Bankers Bank
Note payable, with interest at 4.875% payable quarterly, and $250,000 principal payments commencing December 1, 2018, with any remaining unpaid principal, due September 1, 2022. All Union Bank stock is held as collateral.	9,750	10,000
Secured note, with interest at 3.00%, due January, 2019	1,495	-
Total other borrowings	$65,443	$57,148